COMMITMENTS AND CONTINGENCIES (Details)																6 Months Ended		12 Months Ended
	Sep. 10, 2023 USD ($)	Sep. 10, 2023 CNY (¥)	Sep. 08, 2023 USD ($)	Sep. 08, 2023 CNY (¥)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Mar. 28, 2023	Feb. 27, 2023 USD ($)	Feb. 27, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 23, 2022 CNY (¥)	Jul. 15, 2022	Mar. 18, 2022 USD ($)	Mar. 18, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 17, 2023 USD ($)	Jul. 17, 2023 CNY (¥)	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Percentage of decrease in real estate agent income																			90.34%	89.71%			28.55%
Revenue																$ 21,536	$ 9,952	$ 48,375	$ 144,863	$ 450,634
Company received the payment								$ 838,625	¥ 5,954,151
Litigation amount claimed										$ 257,000	¥ 1,872,419
Liquidated damages and interest | ¥												¥ 5,157,182
Number of days for claim amount under litigation settlement							10 days						5 days
Partial payment					$ 124,000	¥ 907,662
Percentage of allowance for credit loss																100.00%		100.00%
Amount receivable from breach of contract																					$ 101,692	¥ 722,000
Amount agreed to pay by other party			$ 63,381	¥ 450,000
Expenses claimed from other party			1,397	9,919
Waiver of remaining balance			$ 38,310	¥ 272,000
Amount received from other Party	$ 64,778	¥ 459,919
Real estate agent income
COMMITMENTS AND CONTINGENCIES
Revenue																		$ 0	$ 41,954	$ 434,371
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
COMMITMENTS AND CONTINGENCIES
Litigation amount claimed										$ 257,000	¥ 1,872,419			$ 757,861	¥ 5,380,734
Partial payment					$ 127,842	¥ 907,662